Revenue - Geographic Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosures
Revenue	€ 27,338	€ 27,553	€ 24,708
EMEA
Disclosures
Revenue	12,067	12,105	11,104
Germany
Disclosures
Revenue	4,015	3,948	3,658
Rest of EMEA
Disclosures
Revenue	8,052	8,158	7,446
Americas
Disclosures
Revenue	11,106	11,194	9,713
United States
Disclosures
Revenue	9,110	9,085	7,880
Rest of Americas
Disclosures
Revenue	1,996	2,109	1,832
APJ
Disclosures
Revenue	4,165	4,254	3,891
Japan
Disclosures
Revenue	1,305	1,180	963
Rest of APJ
Disclosures
Revenue	€ 2,859	€ 3,074	€ 2,928